UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009 Check here if Amendment [x]; Amendment Number: 2
This Amendment (Check only one): [ ] is a restatement.
				 [x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 1400 Marsh Landing Pkwy
	 Suite 106
	 Jacksonville Beach, FL 32250
13F File Number:  28-10510
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp  	Jacksonville Beach, Florida 	September 22, 2010
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	69
Form 13F information table value total:	305,059,159.94
List of Other Included Managers: 0

FORM 13F  INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	FMV		SHARES

AARONS INC			com	002535201	6,422,268.00	231,600.00	AAN	sole
ALAMO GROUP INC			com	011311107	481,486.25	28,075.00	ALG	sole
AUTOMATIC DATA PROCESSING INC 	com	053015103	1,506,065.04	35,172.00	ADP	sole
BALDWIN & LYONS INC		com	057755209	7,089,771.85	288,085.00	BWINB	sole
BARD C R INC			com	067383109	2,330,768.00	29,920.00	BCR	sole
BARRETT BILL CORP		com	06846N104	5,368,870.47	172,577.00	BBG	sole
BERKSHIRE HATHAWAY INC - CL B	com	084670207	1,905,880.00	580.00		BRK/B	sole
BLOUNT INTL INC NEW		com	095180105	1,627,716.00	161,160.00	BLT	sole
BROWN & BROWN INC		com	115236101	8,054,154.00	448,200.00	BRO	sole
BROWN FORMAN CORP		com	115637209	3,112,417.00	58,100.00	BF/B	sole
CEPHALON INC			com	156708109	6,372,248.23	102,103.00	CEPH	sole
CHEMED CORP NEW			com	16359R103	2,924,011.35	60,955.00	CHE	sole
COMCAST CORP NEW		com	20030N101	2,343,287.10	138,985.00	CMCSA	sole
COMMUNICATIONS SYS INC		com	203900105	1,891,738.36	152,069.00	JCS	sole
CONSTELLATION BRANDS INC	com	21036P108	8,619,484.05	541,085.00	STZ	sole
CONTANGO OIL & GAS COMPANY	com	21075N204	1,903,905.00	40,500.00	MCF	sole
CORE MARK HOLDING CO INC	com	218681104	9,234,304.32	280,167.00	CORE	sole
CSG SYS INTL INC		com	126349109	9,224,230.73	483,197.00	CSGS	sole
DELL INC			com	24702R101	1,016,616.20	70,795.00	DELL	sole
DUCOMMUN INC DEL		com	264147109	4,466,170.55	238,705.00	DCO	sole
ENDO PHARMACEUTICALS HLDGS INC	com	29264F205	4,470,974.90	217,990.00	ENDP	sole
EPIQ SYS INC			com	26882D109	2,017,637.80	144,220.00	EPIQ	sole
FAMILY DLR STORES INC		com	307000109	5,630,983.05	202,335.00	FDO	sole
FIFTH STREET FINANCE CORP	com	31678A103	2,969,717.40	276,510.00	FSC	sole
FOOT LOCKER INC			com	344849104	4,194,154.30	376,495.00	FL	sole
GENCOR INDS INC			com	368678108	1,187,137.50	158,285.00	GENC	sole
HANSEN NAT CORP			com	411310105	4,550,400.00	118,500.00	HANS	sole
HARBINGER GROUP INC		com	41146A106	830,985.48	118,374.00	HRG	sole
HEINEKEN N V			com	423012202	1,896,823.65	79,665.00	HINKY	sole
HILLENBRAND INC			com	431571108	4,011,036.00	212,900.00	HI	sole
HORACE MANN EDUCATORS CORP NEW	com	440327104	1,125,000.00	90,000.00	HMN	sole
HQ SUSTAINABLE MARITIM IND INC	com	40426A208	1,642,432.00	233,300.00	HQS	sole
INTERNATIONAL SPEEDWAY CORP	com	460335201	8,658,273.85	304,333.00	ISCA	sole
JAKKS PAC INC			com	47012E106	5,327,952.00	439,600.00	JAKK	sole
KRAFT FOODS INC			com	50075N104	1,284,445.26	47,257.00	KFT	sole
LANDEC CORP			com	514766104	1,690,678.08	270,942.00	LNDC	sole
MAIDENFORM BRANDS INC		com	560305104	4,704,159.95	281,855.00	MFB	sole
MIDAS GROUP INC			com	595626102	402,743.90	47,662.00	MDS	sole
MIDDLESEX WATER CO		com	596680108	1,365,002.75	77,425.00	MSEX	sole
MOCON INC			com	607494101	1,196,267.80	131,458.00	MOCO	sole
NATHANS FAMOUS INC NEW		com	632347100	1,576,541.12	103,312.00	NATH	sole
NEWMONT MINING CORP		com	651639106	2,883,781.05	60,955.00	NEM	sole
OIL DRI CORP AMER		com	677864100	6,709,934.50	432,899.00	ODC	sole
PAN AMERICAN SILVER CORP	com	697900108	13,951,659.98	585,958.00	PAAS	sole
PETSMART INC			com	716768106	6,988,909.95	261,855.00	PETM	sole
PHARMACEUTICAL PROD DEV INC	com	717124101	6,311,923.20	269,280.00	PPDI	sole
PORTLAND GEN ELEC CO		com	736508847	3,061,500.00	150,000.00	POR	sole
POTLATCH CORP NEW		com	737630103	5,495,952.60	172,395.00	PCH	sole
PRESTIGE BRANDS HLDGS INC	com	74112D101	11,648,205.60	1,481,960.00	PBH	sole
RENT A CTR INC NEW		com	76009N100	8,258,937.60	466,080.00	RCII	sole
ROYAL GOLD INC			com	780287108	6,005,250.00	127,500.00	RGLD	sole
RUDDICK CORP			com	781258108	1,749,640.00	68,000.00	RDK	sole
SARA LEE CORP			com	803111103	1,937,350.80	159,060.00	SLE	sole
SEMPERIT AG HLDG		intl	5760280		2,363,262.82	61,125.00	SEM AV	sole
SENSIENT TECHNOLOGIES CORP	com	81725T100	5,909,610.00	224,700.00	SXT	sole
SPARTAN STORES INC		com	846822104	1,886,280.00	132,000.00	SPTN	sole
SPEEDWAY MOTORSPORTS INC	com	847788106	5,186,182.70	294,335.00	TRK	sole
SYNIVERSE HLDGS INC		com	87163F106	3,490,301.52	199,674.00	SVR	sole
TEKELEC				com	879101103	3,208,800.00	210,000.00	TKLC	sole
TELEPHONE & DATA SYS INC	com	879433100	6,946,985.60	204,805.00	TDS	sole
TELLABS INC			com	879664100	9,600,080.40	1,690,155.00	TLAB	sole
TIDEWATER INC			com	886423102	10,729,579.70	223,766.00	TDW	sole
TOTAL SYS SVCS INC		com	891906109	10,837,702.15	627,545.00	TSS	sole
TRAVELERS COMPANIES INC		com	89417E109	2,078,713.26	41,691.00	TRV	sole
WASHINGTON FED INC		com	938824109	2,601,210.66	134,499.00	WFSL	sole
WEIS MKTS INC			com	948849104	13,728,299.76	377,566.00	WMK	sole
WESTAR ENERGY INC		com	95709T100	2,823,600.00	130,000.00	WR	sole
WILEY JOHN & SONS INC		com	968223206	1,834,134.60	43,795.00	JW/A	sole
ZEBRA TECHNOLOGIES CORP		com	989207105	202,632.20	7,145.00	ZBRA	sole